Interim Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments tax	¥ 0	¥ 0